Description of Business - Summary Of Tabular Form Of Impact Of Restatement On Earnings Per Share (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Impact Of Restatement On Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders, basic	$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Net loss per share attributable to common stockholders, diluted	$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	21,419,222	8,125,747	8,571,157	5,372,798	4,427,061
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	21,419,222	8,125,747	8,571,157	5,372,798	4,427,061
Previously Reported [Member]
Disclosure In Tabular Form Of Impact Of Restatement On Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders, basic		$ (9.13)
Net loss per share attributable to common stockholders, diluted		$ (9.13)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic		7,277,677
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted		7,277,677
Revision of Prior Period, Adjustment [Member]
Disclosure In Tabular Form Of Impact Of Restatement On Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders, basic		$ 0.96
Net loss per share attributable to common stockholders, diluted		$ 0.96
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic		848,070
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted		848,070
Restated [Member]
Disclosure In Tabular Form Of Impact Of Restatement On Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders, basic		$ (8.17)
Net loss per share attributable to common stockholders, diluted		$ (8.17)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic		8,125,747
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted		8,125,747